Utility Capital Assets - Schedule of Utility Capital Assets (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Public Utility, Property, Plant and Equipment [Line Items]
Cost	CAD 40,193	CAD 27,868
Accumulated Depreciation	(10,856)	(8,273)
Net Book Value	29,337	19,595
Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	9,616	9,245
Accumulated Depreciation	(2,752)	(2,634)
Net Book Value	6,864	6,611
Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	3,956	3,829
Accumulated Depreciation	(1,096)	(1,021)
Net Book Value	2,860	2,808
Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	12,616	3,093
Accumulated Depreciation	(2,876)	(997)
Net Book Value	9,740	2,096
Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	1,776	1,735
Accumulated Depreciation	(562)	(531)
Net Book Value	1,214	1,204
Generation
Public Utility, Property, Plant and Equipment [Line Items]
Cost	6,884	6,465
Accumulated Depreciation	(2,474)	(2,241)
Net Book Value	4,410	4,224
Other
Public Utility, Property, Plant and Equipment [Line Items]
Cost	3,497	2,429
Accumulated Depreciation	(1,096)	(849)
Net Book Value	2,401	1,580
Assets under construction
Public Utility, Property, Plant and Equipment [Line Items]
Cost	1,559	886
Accumulated Depreciation	0	0
Net Book Value	1,559	886
Land
Public Utility, Property, Plant and Equipment [Line Items]
Cost	289	186
Accumulated Depreciation	0	0
Net Book Value	CAD 289	CAD 186